Revenue - Schedule of net sale by product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 69,823	$ 66,053
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,455	244
EGRIFTA® net sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,009	35,399
Trogarzo® net sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 26,814	$ 30,654